October 17, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	Lazard Alternative Strategies 1099 Fund
Registration Statement on Form N-14
(File Nos. 811-22590 and 333-190952)

Ladies and Gentlemen:

On behalf of Lazard Alternative Strategies 1099 Fund (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is the Fund’s Registration Statement on Form N-14 (the “Registration Statement”). We are filing the Registration Statement with the Commission for the sole purpose of including the consent of the Fund’s independent registered public accounting firm and responding to comments of the staff of the Commission. Accordingly, we respectfully request expedited review of the Registration Statement by the staff of the Commission so as to allow the effectiveness of the Registration Statement on or about October 17, 2013. The Fund is also filing an acceleration request pursuant to Rule 461(a) under the Securities Act of 1933, as amended.

Please call me at 212-756-2149 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ Pamela Chen

Pamela Chen